Note 7 - Interim condensed balance sheet disclosures (Details Textual) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended			12 Months Ended
	May 03, 2022 $ / shares € / shares shares	May 31, 2022 EUR (€)	Mar. 31, 2022 EUR (€)	Jun. 30, 2022 EUR (€) € / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€) € / shares shares	May 11, 2022 shares
Statement Line Items [Line Items]
PayPal reserve				€ 396			€ 6,000
Other current financial assets				963			6,233
Other current non-financial assets				15,367			3,236
Subscribed capital				€ 9,390			€ 8,735
Total number of shares issued (in shares) | shares								10,930,000
Percentage of overallotment option				15.00%	15.00%
Deduction to capital reserves				€ 842		€ 17
Advances, percent cancellable				26.20%			28.00%
Advances, percent cancellable, year one				54.40%			58.00%
Advances, percent cancellable, year two				13.60%			13.00%
Advances, percent cancellable, year three				5.80%			1.00%
Other non-financial liabilities				€ 469
Financial liabilities				6,146			€ 6,353
Additions other than through business combinations, property, plant and equipment				23,959		798
Proceeds from issuing shares				39,346	$ 41,534	€ 1,500
Provisions				468			2,202
Independent auditor expenses				€ 37			€ 2,137
Termination employee benefits expense		€ 14,200
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares	€ 0.06
Increase in number of shares outstanding, new issuances (in shares) | shares	10,000,000
Shares issued, price per share (in EUR per share) | $ / shares	€ 4.00
Subscribed capital [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares				84,507,641
Subscribed capital
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares							73,577,641
Subscribed capital | Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares				€ 0.06			€ 0.06
Subscribed capital | High-voting shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares				€ 1.50			€ 1.50
PayPal reserve [member] | Paypal reserve released [member]
Statement Line Items [Line Items]
Reserve Released			€ 5,900
Receivable for VAT and other taxes [member]
Statement Line Items [Line Items]
Other current non-financial assets				€ 2,225			€ 2,069
Prepaid expenses for construction of Sion prototype
Statement Line Items [Line Items]
Other current non-financial assets				12,871			€ 669
Prepayments To Contract Manufacturer [Member]
Statement Line Items [Line Items]
Other current non-financial assets				€ 5,323